Debt Debt (Senior Notes and Senior Secured Notes) (Details)	12 Months Ended
Dec. 31, 2017
By or before December 31, 2017 | Minimum
Debt Instrument, Redemption [Line Items]
Redemption price (as percent)	105.875%
By or before December 31, 2017 | Maximum
Debt Instrument, Redemption [Line Items]
Redemption price (as percent)	106.00%
By or before December 31, 2017 | Full Redemption
Debt Instrument, Redemption [Line Items]
Redemption price (as percent)	100.00%
By or before December 31, 2017 | Partial Redemption
Debt Instrument, Redemption [Line Items]
Redemption price (as percent)	35.00%
After December 31, 2017 | Minimum
Debt Instrument, Redemption [Line Items]
Redemption price (as percent)	100.00%
After December 31, 2017 | Maximum
Debt Instrument, Redemption [Line Items]
Redemption price (as percent)	104.50%